Consolidated Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–109.93%(b)(c)(d)
Aerospace & Defense–4.13%
Aernnova Aerospace S.A.U. (Spain)
Delayed Draw Term Loan (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	183	$ 203,616
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	01/31/2027	EUR	726	806,471
Atlantic Aviation FBO, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)(e)	3.90%	12/06/2025		$ 1,909	1,890,200
CEP IV Investment 16 S.a.r.l. (Luxembourg), Term Loan B(f)	–	10/03/2024	EUR	1,289	1,340,400
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		3,452	3,227,775
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.72%	04/08/2026		1,855	1,733,900
IAP Worldwide Services, Inc.
Revolver Loan(e)	7.00%	07/18/2021		145	144,440
Revolver Loan(e)(g)	0.00%	07/18/2021		1,300	1,299,963
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(e)	8.00%	07/18/2021		1,599	1,551,185
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	10/04/2024		1,639	1,593,632
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3 (3 mo. USD LIBOR + 6.50%)(e)	6.65%	12/31/2021		3,203	3,203,011
PAE Holdings Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/04/2027		229	228,946
Term Loan(f)	–	10/13/2027		1,132	1,129,467
Peraton Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	04/29/2024		1,175	1,176,892
Spirit Aerosystems, Inc., Term Loan B(f)	–	01/15/2025		1,829	1,850,206
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.40%	05/30/2025		4,931	4,791,121
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.40%	12/09/2025		1,310	1,272,603
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.40%	08/22/2024		2,086	2,029,585
Vectra Co., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	03/08/2025		198	193,963
					29,667,376
Air Transport–5.70%
American Airlines, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	1.89%	06/27/2025		15	11,027
Avolon TLB Borrower 1 (US) LLC
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	2.50%	01/15/2025		161	158,239
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		1,524	1,482,502
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	3.25%	12/01/2027		5,655	5,633,827
Delta Air Lines, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	05/01/2023		985	996,632
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	4,415	4,708,014
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		2,940	3,038,348
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (3 mo. PRIME + 5.50%)(e)	0.50%	05/09/2024		3,236	3,012,230
Incremental Delayed Draw Term Loan(e)(g)	0.00%	05/09/2024		9,496	8,841,214
Term Loan (1 mo. USD LIBOR + 5.50%)(e)	6.50%	05/09/2024		9,706	9,036,689
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		4,012	4,110,407
					41,029,129
Automotive–7.67%
American Axle & Manufacturing, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		332	326,785
Autokiniton US Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 5.75%)(e)	5.89%	05/22/2025		2,479	2,466,719
BCA Marketplace PLC (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.84%	09/24/2026	GBP	1,000	1,313,819
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	2.46%	10/30/2026		191	186,601
Ford Motor Co., Delayed Draw Term Loan(e)(f)	–	12/31/2022		4,842	4,623,770
Garrett Borrowing LLC
DIP Term Loan(e)	5.50%	03/31/2021		1,723	1,731,490
Term Loan A(f)	–	09/27/2023	EUR	867	999,646
Term Loan B (3 mo. USD LIBOR + 2.50%)	5.75%	09/27/2025		1,490	1,461,512
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.15%	03/03/2025		633	622,696
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Highline Aftermarket Acquisition LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.50%)(e)	5.25%	10/28/2027		$ 1,197	$ 1,195,967
Term Loan(f)	–	10/28/2027		1,317	1,310,625
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)(e)	4.25%	10/26/2027		3,491	3,464,993
Mavis Tire Express Services Corp.
Term Loan (1 mo. USD LIBOR + 3.25%)	3.47%	03/20/2025		1,185	1,156,285
Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	03/20/2025		1,261	1,252,352
Muth Mirror Systems, LLC
Revolver Loan (3 mo. USD LIBOR + 5.25%)(e)	6.25%	04/23/2025		419	381,144
Revolver Loan(e)(g)	0.00%	04/23/2025		1,258	1,143,430
Term Loan (6 mo. USD LIBOR + 5.25%)(e)	5.46%	04/23/2025		19,828	18,023,329
Navistar, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.65%	11/06/2024		51	50,587
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	04/30/2026		392	389,217
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		454	451,550
Superior Industries International, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/22/2024		1,770	1,737,508
Tenneco, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.15%	10/01/2025		4,359	4,210,430
ThermaSys Corp.
PIK Term Loan, 12.00% PIK Rate(e)(h)	12.00%	10/02/2023		183	158,893
Term Loan (3 mo. USD LIBOR + 6.00%)(e)	12.00%	01/01/2024		999	729,180
TI Group Automotive Systems LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/31/2024		360	358,567
Term Loan B (3 mo. EURIBOR + 3.75%)	4.50%	12/31/2024	EUR	257	308,970
Transtar Holding Co.
Delayed Draw Term Loan(e)(g)	0.00%	04/11/2022		158	158,435
First Lien Term Loan(e)(i)	0.00%	04/11/2022		1,707	1,681,157
PIK Term Loan, 7.75% PIK Rate, 1.00% Cash Rate(e)(h)	7.75%	04/11/2022		676	679,517
Visteon Corp., Term Loan (1 mo. USD LIBOR + 1.75%)	1.98%	03/25/2024		147	146,196
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.15%	02/05/2026		257	250,563
Winter Park Intermediate, Inc.
Term Loan (1 mo. USD LIBOR + 4.75%)	4.90%	04/04/2025		1,166	1,150,966
Term Loan B(f)	–	11/06/2027		1,022	1,008,811
					55,131,710
Beverage & Tobacco–0.48%
AI Aqua Merger Sub, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			2,294	2,256,992
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.25%	12/13/2023			288	282,494
Arctic Glacier U.S.A., Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			517	449,352
Arterra Wines Canada, Inc. (Canada), Term Loan B-1(f)	–	11/19/2027			500	500,818
						3,489,656
Building & Development–1.80%
ACProducts, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/18/2025			521	534,043
American Residential Services LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/07/2027			543	539,759
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.25%)	3.75%	03/20/2024	EUR		3,141	3,631,231
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		758	905,161
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.15%	05/31/2023			38	34,904
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/27/2025			807	746,284
CRH Europe Distribution (Netherlands), Term Loan A (3 mo. EURIBOR + 4.00%)	4.00%	11/29/2025	EUR		1,201	1,430,435
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	2.65%	11/15/2023			948	936,767
Quimper AB (Sweden), Second Lien Term Loan (6 mo. EURIBOR + 8.25%)	8.25%	02/13/2027	EUR		1,818	2,163,190
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			1,992	1,994,508
						12,916,282
Business Equipment & Services–11.00%
Adevinta ASA (France), Term Loan B (f)	–	10/22/2027			649	650,527
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Alorica, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	10.00%	10/02/2020		$ 276	$ 275,892
Delayed Draw Term Loan(g)	0.00%	10/02/2020		612	612,396
PIK Term Loan B, 1.13% PIK Rate, 6.50% Cash Rate(h)	1.13%	06/30/2022		640	614,501
Term Loan B (3 mo. PRIME + 3.25%)	6.50%	10/02/2020		887	884,960
Blackhawk Network Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.19%	06/15/2026		384	350,626
Blucora, Inc., Term Loan (2 mo. USD LIBOR + 3.00%)	5.00%	05/22/2024		721	713,873
Camelot Finance L.P., Term Loan (1 mo. USD LIBOR + 3.25%)	3.15%	10/30/2026		331	327,728
Cast & Crew Payroll LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	3.90%	02/09/2026		782	761,265
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate(h)	9.50%	08/15/2023		618	111,214
Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	02/15/2023		475	332,667
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	3.64%	08/08/2025		159	154,376
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	7.39%	08/08/2026		86	79,874
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%)	11.00%	07/26/2023		509	498,851
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		2,818	2,815,142
Second Lien Term Loan B (1 mo. USD LIBOR + 8.00%)(e)	9.00%	03/06/2028		1,249	1,267,951
Term Loan(f)	–	03/05/2027	EUR	1,150	1,370,162
Dun & Bradstreet Corp. (The), Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	02/06/2026		764	760,741
Garda World Security Corp. (Canada), Term Loan (3 mo. USD LIBOR + 4.75%)	4.91%	10/30/2026		286	285,542
Genesys Telecom Holdings, U.S., Inc., Term Loan(f)	–	10/08/2027		1,957	1,953,280
GI Revelation Acquisition LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.15%	04/16/2025		940	926,249
Second Lien Term Loan (1 mo. USD LIBOR + 9.00%)(e)	9.15%	04/16/2026		596	584,283
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)(e)	4.50%	08/13/2027		1,200	1,201,161
Holding Socotec (France), Term Loan B-4 (1 wk. EURIBOR + 4.00%)	4.00%	07/29/2024	EUR	2,156	2,561,685
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.00%)	3.75%	12/21/2024		83	82,020
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	4.81%	06/23/2024	GBP	6,168	7,225,536
Inmar, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		435	421,611
Institutional Shareholder Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.72%	03/05/2026		1,772	1,764,185
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)(e)	8.72%	03/05/2027		1,218	1,102,180
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 3.25%)	4.25%	11/21/2024	EUR	2,656	3,164,159
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		2,272	2,256,290
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	02/05/2027		178	176,766
Learning Care Group (US) No. 2, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/13/2025		32	30,354
Monitronics International, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		7,607	6,785,832
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,859	5,805,467
NAS LLC
Revolver Loan(e)(g)	0.00%	06/01/2024		920	905,723
Term Loan(e)	7.50%	06/01/2024		9,097	8,960,189
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.25%	09/23/2026		1,398	1,392,425
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3(f)	–	11/08/2024		709	703,318
Speedster Bidco GmbH (Germany), Second Lien Term Loan (1 mo. EURIBOR + 4.25%)	6.25%	02/14/2028	EUR	2,040	2,412,650
Spin Holdco, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	11/14/2022		6,198	6,123,785
Sportradar Capital (Luxembourg), Term Loan(f)	–	10/27/2027	EUR	1,503	1,798,030
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	06/30/2025		556	557,408
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 6.00%)(e)	5.98%	03/20/2027		961	951,642
Ventia Deco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		2,571	2,539,297
Wash MultiFamily Acquisition, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	05/16/2022		656	648,139
West Corp.
Incremental Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.65%	10/10/2024		189	179,315
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024		1,050	1,002,859
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.68%	08/08/2026	GBP	1,531	2,022,959
					79,107,085
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–0.93%
Atlantic Broadband Finance LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	2.15%	01/03/2025		$ 415	$ 409,704
Charter Communications Operating LLC, Term Loan B-1 (1 mo. USD LIBOR + 1.75%) (Acquired 03/31/2020-11/23/2020; Cost $15,225)(j)	1.90%	04/30/2025		16	15,255
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	2.64%	04/15/2027		87	85,244
Numericable-SFR S.A. (France), Term Loan B-12 (1 mo. USD LIBOR + 3.69%)	3.83%	01/31/2026		2,091	2,066,382
UPC Financing Partnership
Term Loan B-1(f)	–	01/31/2029	EUR	2,005	1,989,089
Term Loan B-2(f)	–	01/31/2029		2,005	1,989,089
Virgin Media Bristol LLC (United Kingdom), Term Loan(f)	–	01/15/2029		115	114,488
					6,669,251
Chemicals & Plastics–3.78%
Alpha US Bidco, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	01/31/2024		43	42,621
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027		780	778,587
Second Lien Term Loan(f)	–	11/24/2028		1,459	1,463,670
Ascend Performance Materials Operations LLC, Term Loan B (3 mo. USD LIBOR + 5.25%)	6.25%	08/27/2026		4,640	4,654,967
BASF Construction Chemicals (Germany)
Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	08/07/2027	EUR	949	1,136,227
Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	07/30/2027	EUR	981	1,174,868
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/31/2025	EUR	1,328	1,582,348
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	5.00%	05/16/2024		111	110,583
Colouroz Investment LLC (Germany)
First Lien PIK Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		1,406	1,308,934
First Lien PIK Term Loan B-4, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/06/2021	EUR	45	50,346
First Lien PIK Term Loan B-5, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/07/2021	EUR	328	365,092
First Lien PIK Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023		218	203,403
First Lien PIK Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR	4,776	5,323,466
First Lien Term Loan B-6 (3 mo. EURIBOR + 3.00%)	5.00%	09/07/2021	EUR	44	48,792
First Lien Term Loan B-7 (3 mo. EURIBOR + 3.00%)	5.00%	09/07/2021	EUR	107	119,457
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025		428	427,785
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	2.72%	08/07/2024		413	405,462
H.B. Fuller Co., Term Loan (1 mo. USD LIBOR + 2.00%)	2.15%	10/20/2024		11	11,078
Invictus US NewCo LLC, Second Lien Term Loan (2 mo. USD LIBOR + 6.75%)	6.90%	03/30/2026		598	562,772
KPEX Holdings, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		230	193,803
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		251	235,078
Lummus Technology, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	06/30/2027		1,102	1,101,051
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.72%	03/02/2026		359	355,029
Natgasoline LLC, Term Loan (3 mo. USD LIBOR + 3.50%)(e)	3.75%	11/14/2025		216	208,865
Oxea Corp.
Term Loan B-1(f)	–	10/11/2024	EUR	341	398,810
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.75%	10/14/2024		870	837,291
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/26/2026	EUR	902	1,009,338
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.02%	02/27/2026		502	451,167
Potters Industries LLC, Term Loan B(e)(f)	–	11/19/2027		777	775,281
PQ Corp.
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	02/07/2027		1,771	1,771,113
Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.46%	02/07/2027		87	85,466
					27,192,750
Clothing & Textiles–1.12%
ABG Intermediate Holdings 2 LLC, Incremental Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	09/29/2024		253	252,824
International Textile Group, Inc., First Lien Term Loan (1 mo. USD LIBOR + 5.00%)	5.22%	05/01/2024		353	309,152
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.40%	05/17/2026		624	621,968
Mascot Bidco Oy (Finland)
Term Loan B (6 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR	2,392	2,718,915
Term Loan B-2 (3 mo. EURIBOR + 6.25%)	6.25%	03/30/2026	EUR	1,299	1,525,708
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Clothing & Textiles–(continued)
Tumi, Inc.
Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025		$ 2,646	$ 2,596,576
Term Loan B (1 mo. USD LIBOR + 1.75%)	1.90%	04/25/2025		44	42,081
					8,067,224
Conglomerates–0.36%
Safe Fleet Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			2,017	1,922,629
First Lien Term Loan B-1 (1 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			431	410,655
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			297	259,851
						2,593,135
Containers & Glass Products–5.63%
Berlin Packaging LLC, Term Loan	3.23%	11/07/2025			143	139,684
Brook and Whittle Holding Corp., Term Loan(e)	7.00%	10/17/2024			9,668	9,523,501
Consolidated Container Co. LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	06/14/2026			826	816,237
Duran Group (Germany)
Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	5.00%	03/21/2024			3,547	3,228,151
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	03/21/2024	EUR		6,624	7,189,883
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			791	779,193
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	10/21/2024			231	229,003
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	07/29/2027			641	640,724
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			3,566	3,084,754
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		5,652	6,615,499
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		3,193	3,737,748
Klockner Pentaplast of America, Inc., Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	06/30/2022	EUR		1,336	1,579,316
Libbey Glass, Inc.
Term Loan (1 mo. USD LIBOR + 3.00%)(h)(k)	0.00%	04/09/2021			431	71,855
Term Loan(f)	–	11/12/2025			1,213	1,206,518
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027			858	850,378
TricorBraun, Inc., Term Loan (2 mo. USD LIBOR + 3.75%)	4.75%	11/30/2023			530	525,833
Trident TPI Holdings, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	4.00%	10/17/2024			263	258,329
						40,476,606
Cosmetics & Toiletries–1.63%
Alphabet Holding Co., Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	7.90%	09/26/2025			1,483	1,453,357
Anastasia Parent LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	3.97%	08/11/2025			562	278,531
Coty, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.38%	04/05/2025			6,825	6,454,546
KDC/One (Canada), Term Loan(f)	–	12/22/2025	EUR		334	399,739
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	06/30/2024			602	592,367
Rodenstock GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.25%)(e)	5.25%	06/05/2026	EUR		2,170	2,570,721
						11,749,261
Drugs–0.17%
Endo LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	04/29/2024			912	887,947
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.10%	11/15/2027			5	5,095
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	2.89%	11/27/2025			239	235,737
Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	06/02/2025			78	77,433
						1,206,212
Ecological Services & Equipment–3.10%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			1,111	1,092,679
Groundworks LLC
Delayed Draw Term Loan(e)(g)	0.00%	01/17/2026			5,855	5,738,102
First Lien Incremental Term Loan (3 mo. USD LIBOR + 7.00%)(e)	8.00%	01/17/2026			13,327	13,059,919
Revolver Loan (3 mo. USD LIBOR + 7.00%)(e)(g)	0.00%	01/17/2026			520	509,293
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Ecological Services & Equipment–(continued)
Patriot Container Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	03/20/2025		$ 300	$ 293,164
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026		166	151,750
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.25%	10/29/2028		970	970,299
Tunnel Hill Partners L.P., Term Loan (1 mo. USD LIBOR + 3.50%)	3.65%	02/06/2026		567	516,331
					22,331,537
Electronics & Electrical–10.47%
AQA Acquisition Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	12/01/2027			920	916,451
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	10/22/2028			200	201,653
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.72%	12/18/2025			1,058	1,041,610
Camelia Bidco Ltd. (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.81%	10/14/2024	GBP		1,188	1,543,545
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	04/06/2026			103	101,394
Dedalus Finance GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	07/16/2027	EUR		2,256	2,705,777
Term Loan B(f)	–	07/16/2027	EUR		1,550	1,856,584
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/15/2027			794	787,758
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	10/07/2028			637	642,412
Devoteam (Castillon SAS - Bidco) (France), Term Loan B(f)	–	10/09/2027	EUR		1,372	1,635,300
Diebold Nixdorf, Inc.
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.94%	11/06/2023			1,492	1,434,371
Term Loan B (1 mo. EURIBOR + 3.00%)	3.00%	11/06/2023	EUR		3,055	3,492,658
E2open LLC, Term Loan(f)	–	10/29/2027			38	37,443
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/06/2026			1,097	1,074,668
Everest Bidco S.A.S. (France), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	3.25%	07/04/2025	EUR		1,591	1,841,932
Exact Holding N.V., Term Loan(f)	–	09/17/2027			349	346,588
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			631	612,775
Hyland Software, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.75%	07/07/2025			363	366,431
Imperva, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			924	891,031
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			1,046	1,039,765
ION Corp., Term Loan	4.25%	10/02/2025	EUR		2,462	2,933,959
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/28/2027			5,344	5,290,165
Marcel Bidco LLC, Term Loan B(f)	–	03/16/2026			529	526,824
Mavenir Systems, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025			3,609	3,597,522
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024			1,882	1,867,804
Mirion Technologies, Inc., Term Loan(f)	–	03/06/2026			830	826,577
MTS Systems Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	07/05/2023			876	874,148
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026			2,386	2,114,292
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	2.65%	08/28/2026			1,938	1,916,282
Neustar, Inc.
Term Loan B-4 (1 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024			2,971	2,842,496
Term Loan B-5 (1 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024			982	949,723
Optiv, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025			632	526,162
Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024			2,951	2,606,700
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025			2,123	1,947,455
Project Leopard Holdings, Inc.
Incremental Term Loan (6 mo. USD LIBOR + 4.25%)	5.25%	07/07/2023			1,505	1,492,080
Term Loan (6 mo. USD LIBOR + 4.50%)	5.50%	07/07/2023			893	884,862
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.46%	05/16/2025			5,732	5,563,614
Renaissance Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.15%	05/29/2026			395	387,025
Riverbed Technology, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022			4,119	3,738,444
Sandvine Corp.
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	10/31/2025			2,007	1,901,754
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.15%	11/02/2026			302	249,196
SkillSoft Corp., Term Loan(f)	–	04/27/2025			1,167	1,159,394
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Ultimate Software Group, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		$ 117	$ 119,819
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.75%	05/04/2026		477	478,468
Veritas US, Inc., Term Loan B-1 (3 mo. EURIBOR + 5.50%)	6.50%	08/13/2025	EUR	4,130	4,950,461
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		1,705	1,692,284
Xperi Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.15%	06/02/2025		1,305	1,305,466
					75,313,122
Equipment Leasing–0.17%
Delos Finance S.a.r.l. (Luxembourg), Term Loan (3 mo. USD LIBOR + 1.75%)	1.97%	10/06/2023			1,221	1,203,417
Financial Intermediaries–1.91%
Evergood 4 APS (Denmark), Second Lien Term Loan (3 mo. EURIBOR + 7.00%)	8.00%	02/06/2027	EUR		4,631	5,530,996
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)	11.50%	05/09/2024			165	171,981
Fiserv Investment Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	4.97%	02/10/2027			843	841,522
GEO Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024			109	98,516
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			5,050	5,011,875
Saphilux S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 3.75%)	3.75%	07/11/2025	EUR		1,566	1,849,293
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			225	223,398
						13,727,581
Food Products–2.72%
AMCP Pet Holdings, Inc.
Delayed Draw Term Loan(e)(g)	0.00%	10/05/2026			1,202	1,177,900
Revolver Loan(e)(g)	0.00%	10/05/2026			601	588,950
Term Loan B(e)	7.25%	10/05/2026			4,207	4,122,649
Arnott’s Biscuits Ltd., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	12/18/2026			1,236	1,236,523
Biscuit International S.A.S. (De Banketgroep Holding International B.V.) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		1,474	1,741,408
CSM Bakery Supplies LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	7.25%	01/04/2022			2,571	2,537,371
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.75%)	5.90%	01/28/2028	EUR		275	325,523
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.90%	01/29/2028			839	840,317
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			297	296,494
Term Loan (1 mo. USD LIBOR + 3.69%)	3.83%	05/23/2025			1,981	1,945,601
JBS USA Lux S.A., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	05/01/2026			102	100,692
Manna Pro Products LLC
Delayed Draw Term Loan(e)	1.00%	12/08/2023			388	383,967
Delayed Draw Term Loan(e)(g)	0.00%	12/08/2023			96	94,994
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)(e)	7.00%	12/08/2023			1,616	1,599,778
Shearer’s Foods LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	09/15/2027			2,349	2,346,761
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028			223	221,813
						19,560,741
Food Service–1.51%
Aramark Services, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.90%	01/15/2027			37	36,057
Carlisle FoodService Products, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			748	682,262
Euro Garages (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2025	EUR		1,185	1,388,091
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.81%	02/07/2025	GBP		3,456	4,500,860
Financiere Pax SAS (Spain), Term Loan B(f)	–	07/01/2026	EUR		1,000	1,065,490
Houston Foods, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	3.90%	07/20/2025			1,390	1,353,799
IRB Holding Corp., First Lien Term Loan B(f)	–	12/01/2027			1,802	1,790,120
NPC International, Inc., Second Lien Term Loan(i)(k)	0.00%	04/18/2025			344	26,138
						10,842,817
Health Care–8.44%
Biogroup-LCD (France), Term Loan (3 mo. EURIBOR + 4.75%)	4.75%	04/25/2026	EUR		1,429	1,714,306
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Curium Bidco S.a.r.l. (Luxembourg), Term Loan(f)	–	10/28/2027		$ 1,323	$ 1,316,926
Dentalcorp Perfect Smile ULC (Canada), Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.50%	06/08/2026		1,060	1,054,975
Explorer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		244	243,981
EyeCare Partners, LLC
Delayed Draw Term Loan	3.90%	02/05/2027		2	1,943
Delayed Draw Term Loan(g)	0.00%	02/05/2027		22	20,730
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.90%	02/05/2027		101	96,687
Financiere N (Luxembourg), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	453	527,538
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025		1,843	1,822,543
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	4.40%	08/06/2026		1,036	1,033,798
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR	7,483	8,399,441
MB2 Dental Solutions LLC
Incremental Term Loan(e)	7.50%	10/01/2027		10,356	10,149,096
Revolving Incremental Term Loan(e)	8.75%	10/01/2025		1,398	152,236
Revolving Incremental Term Loan(e)(g)	0.00%	10/01/2025		155	1,370,128
Milano Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	08/13/2027		1,941	1,927,690
Nemera (Financiere N BidCo) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR	633	737,720
Neuraxpharm (Cerebro BidCo / Blitz F20-80 GmbH) (Germany), Term Loan B(f)	–	10/29/2027	EUR	1,368	1,633,272
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.55%	08/21/2026	GBP	1,185	1,552,863
Packaging Coordinators Midco, Inc., Term Loan(f)	–	09/25/2027		1,569	1,558,694
Precision Medicine Group LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)(e)(g)	0.50%	10/30/2027		268	265,991
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.50%	10/30/2027		2,052	2,039,263
Prophylaxis B.V. (Netherlands)
Revolver Loan(e)(g)	0.00%	05/30/2024	EUR	2,182	2,157,742
Term Loan B (6 mo. EURIBOR + 4.00%)	4.00%	06/05/2025	EUR	4,277	3,925,896
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027		2,366	2,345,580
Surgery Center Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	09/02/2024		6	5,581
Terveys-ja hoivapalvelut Suomi Oy (Finland), Second Lien Term Loan (3 mo. EURIBOR + 7.25%)	7.25%	07/19/2026	EUR	5,109	5,987,933
Unilabs Diagnostics AB (Sweden), Revolver Loan(e)(g)	0.00%	04/01/2021	EUR	6,439	7,567,178
Waystar, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)(e)	4.75%	10/20/2026		1,062	1,057,565
					60,667,296
Home Furnishings–2.33%
Hayward Industries, Inc., First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)(e)	4.50%	08/04/2026			178	175,265
Hilding Anders AB (Sweden)
PIK Term Loan, 12.00% PIK Rate(e)(h)(k)	12.00%	06/30/2025	EUR		5,440	64,893
Term Loan B (3 mo. EURIBOR + 5.00%)(k)	0.75%	11/29/2024	EUR		8,939	7,614,187
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			842	847,405
Second Lien Term Loan	8.50%	08/10/2023			3,241	2,943,889
SIWF Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	4.40%	06/15/2025			2,016	1,985,972
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.00%	09/25/2024			2,723	2,661,160
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			526	502,028
						16,794,799
Industrial Equipment–2.31%
Alliance Landry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			82	82,042
Alpha AB Bidco B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/30/2025	EUR		764	898,068
Altra Industrial Motion Corp., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.15%	10/01/2025			28	27,304
Crosby US Acquisition Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	4.90%	06/27/2026			758	737,546
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	08/29/2023			394	386,093
Engineered Machinery Holdings, Inc., First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			96	95,504
Filtration Group Corp., Term Loan A (1 mo. USD LIBOR + 3.75%)	4.50%	03/29/2025			225	225,061
Hamilton Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.00%)(e)	2.23%	01/02/2027			38	37,182
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Kantar (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.00%	10/23/2024		$ 1,492	$ 1,469,161
Term Loan B (3 mo. EURIBOR + 5.00%)	4.75%	12/04/2026	EUR	5,421	6,479,671
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	5.00%	03/08/2025		659	490,939
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024		1,051	1,079,895
Term Loan (1 mo. USD LIBOR + 9.00%)	10.00%	04/16/2025		469	459,502
Robertshaw US Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.50%	02/28/2025		429	404,473
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		613	476,117
Terex Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.50%	01/31/2024		187	183,874
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.57%	07/30/2027		3,084	3,080,703
					16,613,135
Insurance–0.73%
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			306	305,095
AmWINS Group LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	01/25/2024			239	238,137
Financiere CEP (France), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	06/18/2027	EUR		2,103	2,532,059
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.00%	07/23/2027			2,005	1,999,769
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	12/31/2025			195	191,144
						5,266,204
Leisure Goods, Activities & Movies–6.49%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024			5,462	5,337,508
Ancestry.com Operations, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2023			3,455	3,453,542
Crown Finance US, Inc.
Term Loan(f)	–	02/28/2025	EUR		60	55,482
Term Loan (3 mo. USD LIBOR + 2.25%)	2.77%	02/28/2025			528	408,320
Term Loan (3 mo. USD LIBOR + 2.50%)	3.02%	09/20/2026			2,495	1,905,524
HNVR Holdco Ltd. (United Kingdom)
Term Loan B(f)	–	09/12/2023	EUR		2,500	2,667,765
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2025	EUR		937	996,415
Invictus Media S.L.U. (Spain)
Term Loan A-1 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR		2,628	2,655,088
Term Loan A-2 (3 mo. EURIBOR + 4.25%)	4.25%	06/26/2024	EUR		641	647,584
Term Loan B-1 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		2,050	2,031,982
Term Loan B-2 (6 mo. EURIBOR + 4.50%)	4.75%	06/26/2025	EUR		1,229	1,218,506
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/25/2027	EUR		2,921	3,401,318
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/27/2026	EUR		4,376	5,173,370
Term Loan B-1	3.75%	09/27/2026	EUR		1,442	1,592,836
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024			1,080	1,032,930
USF S&H Holdco LLC
Term Loan A(e)	15.00%	06/30/2025			389	388,997
Term Loan A(e)(g)	0.00%	06/30/2025			1,278	1,278,133
Term Loan B(e)	3.23%	06/30/2025			10,678	10,677,541
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR		1,673	1,744,723
						46,667,564
Lodging & Casinos–3.68%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026			1,703	1,690,304
Term Loan (3 mo. USD LIBOR + 3.75%)	3.90%	02/01/2026			1,599	1,508,705
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024			1,526	1,532,129
B&B Hotels S.A.S. (France)
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR		2,217	2,393,520
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR		5,821	6,440,665
Ballys Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	05/10/2026			1,311	1,264,200
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–(continued)
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.65%	06/30/2025		$ 756	$ 750,302
Term Loan B (1 mo. USD LIBOR + 2.75%)	2.90%	12/23/2024		8,445	8,187,323
CityCenter Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,189	1,149,396
PCI Gaming Authority, Term Loan B(f)	–	05/29/2026		109	109,803
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.15%	05/11/2024		163	157,334
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		405	394,351
Tackle Group S.a.r.l. (Luxembourg), Revolver Loan(e)(g)	0.00%	06/08/2022	EUR	741	876,638
					26,454,670
Nonferrous Metals & Minerals–1.25%
American Rock Salt Co. LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/21/2025			1,105	1,099,519
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)(k)	0.00%	06/01/2025			2,952	2,383,618
Form Technologies LLC
First Lien Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.25%	01/28/2022			2,996	2,854,328
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	01/30/2023			547	340,078
Kissner Group, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	03/01/2027			1,634	1,633,869
U.S. Silica Co., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2025			801	700,785
						9,012,197
Oil & Gas–4.94%
BCP Raptor LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	06/24/2024			569	511,028
Brazos Delaware II LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.15%	05/21/2025			2,628	2,147,737
California Resources Corp.
Jr. DIP Term Loan (1 mo. USD LIBOR + 9.00%)(e)	10.00%	01/23/2021			1,660	1,661,189
Term Loan (1 mo. USD LIBOR + 10.38%)	0.00%	12/31/2021			2,360	74,745
Term Loan (1 mo. USD LIBOR + 4.75%)	0.00%	12/31/2022			2,802	1,054,150
Centurion Pipeline Co. LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025			662	654,109
Crestwood Holdings LLC, Term Loan (1 mo. USD LIBOR + 7.50%)	7.65%	03/06/2023			3,142	2,005,658
Encino Acquisition Partners Holdings LLC, Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.75%	10/29/2025			1,979	1,708,868
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%)(e)	3.00%	08/04/2021			293	292,356
DIP Delayed Draw Term Loan(e)(g)	0.00%	08/04/2021			2,638	2,631,206
First Lien Term Loan (3 mo. USD LIBOR + 5.25%)	0.00%	04/11/2022			19,603	4,574,150
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	0.00%	04/11/2023			4,939	7,557
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024			1,333	706,300
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023			1,498	728,328
Lower Cadence Holdings LLC, Term Loan(f)	–	05/22/2026			147	141,049
Lucid Energy Group II Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	02/17/2025			979	913,093
McDermott International Ltd.
LOC(e)(g)	0.00%	06/30/2024			4,083	3,736,212
PIK Term Loan, 3.00% PIK Rate, 1.15% Cash Rate(h)	3.00%	06/30/2025			892	608,287
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.15%	06/30/2024			180	148,630
Moda Ingleside Energy Center LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.40%	09/29/2025			254	251,041
Navitas Midstream Midland Basin LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024			2,366	2,276,661
Osum Production Corp. (Canada), Term Loan (3 mo. USD LIBOR + 9.50%)(e)	8.50%	07/31/2022			1,892	1,740,663
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(e)(i)(k)	0.00%	07/16/2021			9	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.00%)	7.23%	03/19/2024			4,064	3,027,542
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.90%	03/11/2026			2,052	1,929,261
Seadrill Operating L.P.
Revolver Loan (1 mo. USD LIBOR + 10.00%)(e)	0.00%	02/21/2021			652	661,273
Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	02/21/2021			11,834	1,258,989
Southcross Energy Partners L.P., Revolver Loan(e)(g)	0.00%	01/31/2025			78	73,141
						35,523,223
Publishing–2.14%
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024			462	461,699
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023			6,836	6,370,744
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.71%	08/21/2026		$ 6,220	$ 5,869,911
Nielsen Finance LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.75%	06/30/2025		2,656	2,665,651
					15,368,005
Radio & Television–0.08%
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.65%	01/02/2026			29	28,658
Nexstar Broadcasting, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 2.25%)	2.40%	01/17/2024			73	71,668
Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	2.90%	09/18/2026			15	15,182
Sinclair Television Group, Inc., Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.65%	09/30/2026			479	469,618
						585,126
Retailers (except Food & Drug)–2.28%
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.65%	12/18/2026			323	263,603
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028			712	717,975
Kirk Beauty One GmbH (Germany)
Term Loan B-1(f)	–	08/12/2022	EUR		655	701,139
Term Loan B-2(f)	–	08/12/2022	EUR		202	215,967
Term Loan B-3(f)	–	08/12/2022	EUR		528	564,916
Term Loan B-4(f)	–	08/12/2022	EUR		439	469,980
Term Loan B-5(f)	–	08/12/2022	EUR		85	91,322
Term Loan B-6(f)	–	08/12/2022	EUR		324	346,517
Term Loan B-7(f)	–	08/12/2022	EUR		232	248,614
Term Loan B-8(f)	–	08/12/2022	EUR		1,169	1,226,121
Petco Animal Supplies, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/26/2023			6,433	6,090,791
PetSmart, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	03/11/2022			5,454	5,433,641
						16,370,586
Surface Transport–2.31%
Kenan Advantage Group, Inc. (The), Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/29/2022			2,855	2,787,305
Odyssey Logistics & Technology Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024			143	136,141
PODS LLC, Term Loan B-4 (1 mo. USD LIBOR + 2.75%)	3.75%	12/06/2024			247	245,478
U.S. Shipping Corp., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.25%	06/26/2021			1,892	1,700,247
Zeus Bidco Ltd. (United Kingdom), PIK Term Loan B, 8.79% PIK Rate, 7.33% Cash Rate(h)	8.79%	03/29/2024	GBP		10,552	11,710,632
						16,579,803
Telecommunications–4.86%
Cablevision Lightpath LLC, Term Loan (f)	–	09/15/2027			60	60,170
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024			2,081	1,935,049
Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024			8	6,962
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/18/2027			2,681	2,686,586
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	10/29/2027			195	193,724
Frontier Communications Corp., DIP Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/08/2021			2,053	2,059,638
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	09/24/2025			1,232	1,228,930
Hargray Communications Group, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	05/16/2024			259	257,269
Inmarsat Finance PLC (United Kingdom), Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/11/2026			2,205	2,204,278
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)	3.60%	07/13/2021			240	246,200
DIP Term Loan(g)	0.00%	07/13/2021			80	82,067
Term Loan B-3(i)(k)	0.00%	11/27/2023			4,889	4,966,772
Term Loan B-5(i)(k)	8.63%	01/02/2024			2,181	2,221,783
Midcontinent Communications, Term Loan (1 mo. USD LIBOR + 2.25%)	1.90%	08/15/2026			25	24,827
MLN US HoldCo LLC
First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	4.64%	11/30/2025			3,698	3,238,133
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.89%	11/30/2026			1,959	1,040,409
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024			309	308,852
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR		1,886	2,220,498
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026	$ 92	$ 91,915
Syniverse Holdings, Inc., Term Loan C (1 mo. USD LIBOR + 5.00%)	6.00%	03/09/2023	769	667,769
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026	5,102	4,995,867
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.00%)	6.50%	05/02/2023	1,801	1,602,349
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	2,694	2,599,675
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.15%	02/20/2027	41	40,361
				34,980,083
Utilities–3.81%
AI Alpine US Bidco, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.23%	10/25/2025		142	133,439
Aria Energy Operating LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022		728	709,519
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/01/2025		391	387,674
Calpine Construction Finance Co. L.P., Term Loan (1 mo. USD LIBOR + 2.50%)	2.15%	01/15/2025		8	7,820
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.50%)	2.40%	01/15/2024		2,591	2,581,491
Term Loan (2 mo. USD LIBOR + 2.75%)	2.40%	04/05/2026		1,891	1,874,700
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		2,518	2,516,837
Granite Acquisition, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	4.75%	12/17/2021		2,275	2,275,554
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		4,731	4,726,256
Heritage Power LLC, Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026		3,256	3,113,285
Invenergy Thermal Operating I LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.15%	08/28/2025		123	122,747
Lightstone Holdco LLC
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		4,310	3,921,045
Term Loan C (1 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024		243	221,153
Nautilus Power LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		2,701	2,676,002
Pike Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	5.25%	07/24/2026		263	262,410
PowerTeam Services LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	03/06/2025		743	727,924
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026		755	713,639
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.40%	03/27/2026		81	76,310
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023		377	373,206
					27,421,011
Total Variable Rate Senior Loan Interests (Cost $835,384,388)					790,578,594
			Shares
Common Stocks & Other Equity Interests–11.11%(l)
Aerospace & Defense–0.53%
IAP Worldwide Services, Inc.(e)(m)				221	3,841,099
Automotive–0.06%
ThermaSys Corp.(m)				980,474	220,607
Transtar Holding Co., Class A(m)				2,348,384	211,354
					431,961
Building & Development–0.01%
Five Point Holdings LLC, Class A(m)				7,357	41,493
Lake at Las Vegas Joint Venture LLC, Class A(e)(m)				2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(e)(m)				28	0
					41,493
Business Equipment & Services–0.13%
Checkout Holding Corp.(m)				8,573	6,430
Crossmark Holdings, Inc.(e)(m)				5,101	934,365
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)(m)				610	0
					940,795
Conglomerates–0.00%
Euramax International, Inc.(e)(m)				1,870	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Drugs–0.01%
Envigo RMS Holding Corp., Class B(e)(m)	12,126	$ 83,427
Financial Intermediaries–0.00%
RJO Holdings Corp.(e)(m)	2,144	2,144
RJO Holdings Corp., Class A(e)(m)	1,142	1,142
RJO Holdings Corp., Class B(e)(m)	3,334	34
		3,320
Health Care–0.00%
New Millennium Holdco(e)(m)	148,019	0
Industrial Equipment–0.14%
North American Lifting Holdings, Inc.(m)	56,924	981,939
Leisure Goods, Activities & Movies–0.91%
USF S&H Holdco LLC(e)	11,114	6,550,709
Lodging & Casinos–0.90%
Bally’s Corp.	134,154	5,960,462
Caesars Entertainment, Inc.(m)	7,897	537,944
		6,498,406
Oil & Gas–0.26%
AF Global, Inc.(m)	409	4,090
Fieldwood Energy LLC(m)	36,438	0
Fieldwood Energy LLC(m)	9,210	0
HGIM Corp.(m)	3,536	1,326
HGIM Corp., Wts. expiring 07/02/2043(m)	15,803	5,926
McDermott International Ltd.(m)	392,579	435,763
NexTier Oilfield Solutions, Inc.(m)	46,442	130,038
Paragon Offshore Finance Co., Class A(k)(m)	2,560	768
Paragon Offshore Finance Co., Class B(k)(m)	1,280	8,960
Samson Investment Co., Class A(m)	163,748	532,181
Southcross Energy Partners L.P.(m)	45,571	6,380
Transocean Ltd.(m)	232,965	430,985
Tribune Resources, Inc.(m)	376,237	300,990
Tribune Resources, Inc., Wts., expiring 04/03/2023(m)	97,410	2,922
		1,860,329
Publishing–1.94%
Clear Channel Outdoor Holdings, Inc.(m)	466,987	705,150
Merrill Communications LLC, Class A(m)	602,134	13,246,948
		13,952,098
Radio & Television–0.28%
iHeartMedia, Inc., Class A(m)	26,606	318,075
iHeartMedia, Inc., Class B(m)	42	320
iHeartMedia, Inc., Wts., expiring 05/01/2039(m)	171,667	1,673,753
		1,992,148
Retailers (except Food & Drug)–0.19%
Claire’s Stores, Inc.	420	99,750
Fullbeauty Brands Holdings Corp.(m)	2,065	4,750
Payless, Inc., Class A(e)(m)	79,080	791
Toys ’R’ Us-Delaware, Inc.(m)	14	357
Toys ’R’ Us-Delaware, Inc.(m)	14	34,373
Vivarte S.A.S.(e)(m)	1,181,133	1,221,529
		1,361,550
Surface Transport–5.03%
Commercial Barge Line Co.(m)	8,956	362,718
Commercial Barge Line Co., Series A, Wts., expiring 04/27/2045(m)	35,030	840,720
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

			Shares	Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Wts., expiring 04/27/2045(m)			29,536	$ 982,072
Commercial Barge Line Co., Wts., expiring 04/27/2045(m)			9,414	381,267
Commercial Barge Line Co., Wts., expiring 04/30/2045(m)			29,536	12,512
Commercial Barge Line Co., Wts., expiring 08/18/2030(m)			35,030	11,129
Nobina AB(m)(n)(o)			4,969,706	33,541,454
				36,131,872
Telecommunications–0.00%
Goodman Networks, Inc.(e)(m)(n)			101,108	0
Utilities–0.72%
Bicent Power LLC, Series A, Wts. expiring 08/21/2022(e)(m)			2,024	0
Bicent Power LLC, Series B, Wts. expiring 08/21/2022(e)(m)			3,283	0
Vistra Corp.			253,146	4,728,767
Vistra Operations Co. LLC(e)(m)			608,256	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046(m)			412,446	464,208
				5,192,975
Total Common Stocks & Other Equity Interests (Cost $84,931,103)				79,864,121
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–10.74%
Aerospace & Defense–0.94%
Spirit AeroSystems, Inc.(o)	5.50%	01/15/2025	$ 370	393,588
TransDigm, Inc.(o)	8.00%	12/15/2025	2,095	2,290,882
TransDigm, Inc.(o)	6.25%	03/15/2026	3,844	4,079,464
				6,763,934
Air Transport–1.31%
Delta Air Lines, Inc.(o)	7.00%	05/01/2025	612	699,724
Delta Air Lines, Inc./SkyMiles IP Ltd.(o)	4.50%	10/20/2025	2,296	2,425,791
Delta Air Lines, Inc./SkyMiles IP Ltd.(o)	4.75%	10/20/2028	3,172	3,419,393
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025	1,798	1,686,199
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(o)	6.50%	06/20/2027	1,119	1,215,514
				9,446,621
Automotive–0.03%
Tenneco, Inc.(o)	7.88%	01/15/2029	204	225,420
Building & Development–0.82%
American Builders & Contractors Supply Co., Inc.(o)	4.00%	01/15/2028	954	991,387
Beacon Roofing Supply, Inc.(o)	4.50%	11/15/2026	335	349,134
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(o)	5.75%	05/15/2026	4,716	4,347,562
Forterra Finance LLC/FRTA Finance Corp.(o)	6.50%	07/15/2025	195	208,592
				5,896,675
Business Equipment & Services–0.43%
Advantage Sales & Marketing, Inc.(o)	6.50%	11/15/2028	877	898,377
Dun & Bradstreet Corp. (The)(o)	6.88%	08/15/2026	311	333,742
Prime Security Services Borrower LLC/Prime Finance, Inc.(o)	5.75%	04/15/2026	122	132,523
Prime Security Services Borrower LLC/Prime Finance, Inc.(o)	3.38%	08/31/2027	1,715	1,695,706
				3,060,348
Cable & Satellite Television–0.86%
Altice Financing S.A. (Luxembourg)(o)	5.00%	01/15/2028	360	368,167
Altice France S.A. (France)(o)	5.50%	01/15/2028	141	147,204
CSC Holdings LLC(o)	5.50%	05/15/2026	3,290	3,425,712
CSC Holdings LLC(o)	6.50%	02/01/2029	324	362,778
Virgin Media Secured Finance PLC (United Kingdom)(o)	4.50%	08/15/2030	1,825	1,914,881
				6,218,742
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Containers & Glass Products–0.00%
Electronics & Electrical–1.71%
CommScope, Inc.(o)	5.50%	03/01/2024		$ 302	$ 310,717
CommScope, Inc.(o)	6.00%	03/01/2026		3,980	4,204,134
Dell International LLC/EMC Corp.(o)	6.20%	07/15/2030		1,379	1,754,034
Dell International LLC/EMC Corp.(o)	5.30%	10/01/2029		1,867	2,256,953
Diebold Nixdorf, Inc.(o)	9.38%	07/15/2025		1,855	2,039,341
Energizer Holdings, Inc.(o)	4.38%	03/31/2029		928	948,369
Riverbed Technology, Inc.(o)	8.88%	03/01/2023		1,144	800,800
					12,314,348
Food Service–0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada)(o)	5.75%	04/15/2025		491	524,992
eG Global Finance PLC (United Kingdom)(o)	6.75%	02/07/2025		1,592	1,650,108
					2,175,100
Health Care–0.08%
Global Medical Response, Inc.(o)	6.50%	10/01/2025		559	576,469
Industrial Equipment–0.95%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy)(o)	7.38%	08/15/2026		5,735	5,261,862
Vertical Holdco GmbH (Germany)(o)	7.63%	07/15/2028		693	743,676
Vertical US Newco, Inc. (Germany)(o)	5.25%	07/15/2027		763	802,581
					6,808,119
Leisure Goods, Activities & Movies–0.14%
AMC Entertainment Holdings, Inc.(o)	10.50%	04/15/2025		703	565,036
SeaWorld Parks & Entertainment, Inc.(o)	8.75%	05/01/2025		394	423,304
					988,340
Lodging & Casinos–0.84%
Caesars Entertainment, Inc.(o)	6.25%	07/01/2025		3,372	3,600,436
ESH Hospitality, Inc.(o)	5.25%	05/01/2025		834	856,080
ESH Hospitality, Inc.(o)	4.63%	10/01/2027		1,546	1,571,509
					6,028,025
Oil & Gas–0.00%
Pacific Drilling S.A.(o)	8.38%	10/01/2023		79	15,750
Radio & Television–1.09%
Diamond Sports Group LLC/Diamond Sports Finance Co.(o)	5.38%	08/15/2026		8,451	6,565,370
iHeartCommunications, Inc.	6.38%	05/01/2026		858	910,111
iHeartCommunications, Inc.(o)	4.75%	01/15/2028		358	362,407
					7,837,888
Telecommunications–1.10%
Avaya, Inc.(o)	6.13%	09/15/2028		2,081	2,200,657
Cablevision Lightpath LLC(o)	3.88%	09/15/2027		316	319,903
CenturyLink, Inc.(o)	4.00%	02/15/2027		613	634,529
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(o)	6.75%	10/01/2026		626	649,694
Consolidated Communications, Inc.(o)	6.50%	10/01/2028		486	527,519
Frontier Communications Corp.(o)	5.88%	10/15/2027		704	741,400
Goodman Networks, Inc.	8.00%	05/11/2022		1,607	900,011
Radiate Holdco LLC/Radiate Finance, Inc.(o)	4.50%	09/15/2026		142	148,035
Windstream Escrow LLC/Windstream Escrow Finance Corp.(o)	7.75%	08/15/2028		1,758	1,775,949
					7,897,697
Utilities–0.14%
Calpine Corp.(o)	4.50%	02/15/2028		305	315,370
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Calpine Corp.(o)	5.25%	06/01/2026		$ 673	$ 698,271
					1,013,641
Total U.S. Dollar Denominated Bonds & Notes (Cost $77,275,714)						77,267,118
Non-U.S. Dollar Denominated Bonds & Notes–10.16%(p)
Automotive–1.28%
Tenneco, Inc. (3 mo. EURIBOR + 4.88%)(o)(q)	4.88%	04/15/2024	EUR		7,703	9,219,953
Building & Development–0.76%
Haya Real Estate S.A. (Spain)(o)	5.25%	11/15/2022	EUR		1,336	1,342,738
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(o)(q)	5.13%	11/15/2022	EUR		4,086	4,142,889
						5,485,627
Cable & Satellite Television–0.47%
Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR		2,932	3,348,734
Electronics & Electrical–0.47%
Centurion Bidco S.p.A. (Italy)(o)	5.88%	09/30/2026	EUR		571	696,154
Diebold Nixdorf Dutch Holding B.V.(o)	9.00%	07/15/2025	EUR		2,056	2,655,445
						3,351,599
Financial Intermediaries–5.08%
AnaCap Financial Europe S.A. SICAV-RAIF (Luxembourg) (3 mo. EURIBOR + 5.00%)(o)(q)	5.00%	08/01/2024	EUR		4,277	4,230,048
Cabot Financial Luxembourg II S.A. (United Kingdom) (3 mo. EURIBOR + 6.38%)(o)(q)	6.38%	06/14/2024	EUR		3,000	3,656,654
Encore Capital Group, Inc.(o)	5.38%	02/15/2026	GBP		1,381	1,866,395
Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR		4,070	5,012,016
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(q)	6.25%	05/01/2026	EUR		4,278	5,122,661
Newday Bondco PLC (Jersey) (3 mo. GBP LIBOR + 6.50%)(o)(q)	6.54%	02/01/2023	GBP		3,591	4,412,733
Newday Bondco PLC (Jersey)(o)	7.38%	02/01/2024	GBP		9,994	12,257,623
						36,558,130
Home Furnishings–0.89%
Very Group Funding PLC (The) (United Kingdom)(o)	7.75%	11/15/2022	GBP		4,718	6,361,978
Industrial Equipment–0.20%
Vertical Midco GmbH (Germany) (3 mo. EURIBOR + 4.75%)(o)(q)	4.75%	07/15/2027	EUR		1,187	1,442,497
Leisure Goods, Activities & Movies–0.24%
Marcolin S.p.A. (Italy) (3 mo. EURIBOR + 4.13%)(o)(q)	4.13%	02/15/2023	EUR		1,533	1,700,800
Lodging & Casinos–0.77%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(o)(q)	5.38%	07/15/2025	GBP		4,783	5,561,865
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $72,795,484)						73,031,183
Asset-Backed Securities–3.78%
Structured Products–3.78%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%)(o)(q)	5.15%	10/15/2031	EUR		263	290,245
Avoca CLO XVII DAC, Series 17A, Class E-R (Netherlands) (3 mo. EURIBOR + 6.38%)(o)(q)	6.38%	10/15/2032	EUR		2,903	3,392,691
Avoca CLO XX DAC, Class E (Ireland) (3 mo. EURIBOR + 5.75%)(o)(q)	5.75%	07/15/2032	EUR		606	694,236
Avoca CLO XXI DAC, Series 21A, Class E (Ireland) (3 mo. EURIBOR + 5.10%)(o)(q)	5.10%	04/15/2033	EUR		2,000	2,233,842
Blackrock European CLO IX DAC, Class E (Ireland) (3 mo. EURIBOR + 6.32%)(o)(q)	6.32%	12/15/2032	EUR		1,000	1,158,180
Cadogan Square CLO XIII DAC, Series 13X, Class E (Ireland) (3 mo. EURIBOR + 5.75%)(o)(q)	5.75%	01/15/2032	EUR		515	588,103
Clontarf Park CLO DAC, Series 2017-1A, Class D (Ireland) (3 mo. EURIBOR + 5.10%)(o)(q)	5.10%	08/05/2030	EUR		4,988	5,741,334
CVC Cordatus Loan Fund XIV DAC CLO, Class E (Ireland) (3 mo. EURIBOR + 5.90%)(o)(q)	5.90%	05/22/2032	EUR		2,225	2,573,918
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class E (Ireland) (3 mo. EURIBOR + 5.83%)(o)(q)	1.00%	04/29/2034	EUR		2,207	2,559,792
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(o)(q)	4.96%	10/25/2028			1,694	1,694,009
OCP Euro CLO DAC, Series 2017-2, Class E (Ireland) (3 mo. EURIBOR + 5.00%)(o)(q)	5.00%	01/15/2032	EUR		1,405	1,586,531
Palmerston Park CLO DAC, Series 2017, Class D (Ireland) (3 mo. EURIBOR + 5.37%)(o)(q)	5.37%	04/18/2030	EUR		4,000	4,679,543
Total Asset-Backed Securities (Cost $26,573,309)						27,192,424
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

	Shares	Value
Preferred Stocks–0.38%(l)
Automotive–0.02%
ThermaSys Corp., Series A	208,860	$ 134,193
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(e)	649	6,489
Oil & Gas–0.04%
Southcross Energy Partners L.P., Series A, Pfd.	285,537	167,039
Southcross Energy Partners L.P., Series B, Pfd.	83,098	118,415
		285,454
Surface Transport–0.32%
Commercial Barge Line Co., Series A, Pfd.	33,324	908,079
Commercial Barge Line Co., Series B, Pfd.	42,058	1,398,428
		2,306,507
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)	120,295	0
Total Preferred Stocks (Cost $3,142,821)		2,732,643

Money Market Funds–1.83%
Invesco Government & Agency Portfolio,Institutional Class, 0.01%(n)(r)	7,899,601	7,899,601
Invesco Treasury Portfolio,Institutional Class, 0.01%(n)(r)	5,266,401	5,266,401
Total Money Market Funds (Cost $13,166,002)		13,166,002
TOTAL INVESTMENTS IN SECURITIES–147.93% (Cost $1,113,268,821)		1,063,832,085
BORROWINGS–(27.12)%		(195,000,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(13.86)%		(99,642,689)
OTHER ASSETS LESS LIABILITIES–(6.95)%		(50,051,194)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$719,138,202
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	This variable rate interest will settle after November 30, 2020, at which time the interest rate will be determined.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $8,895,850, which represented 1.24% of the Fund’s Net Assets.
(j)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(k)	The borrower has filed for protection in federal bankruptcy court.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,579,511	$186,361,992	$(216,041,902)	$-	$-	$7,899,601	$31,587
Invesco Treasury Portfolio, Institutional Class	25,053,007	122,892,386	(142,678,992)	-	-	5,266,401	18,482
Investments in Other Affiliates:
Nobina AB	34,624,799	-	-	(1,083,345)	-	33,541,454	-
Total	$97,257,317	$309,254,378	$(358,720,894)	$(1,083,345)	$-	$46,707,456	$50,069

(o)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $207,535,858, which represented 28.86% of the Fund’s Net Assets.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2020	Bank of America, N.A.	USD	30,069,449	SEK	259,546,702	$199,754
01/15/2021	Bank of America, N.A.	SEK	15,750,056	USD	1,849,247	10,998
12/15/2020	Barclays Capital PLC	USD	17,949,933	GBP	13,552,484	120,753
12/15/2020	Barclays Capital PLC	USD	309,937	SEK	2,755,206	11,385
12/15/2020	Canadian Imperial Bank of Commerce	USD	18,678,575	GBP	14,100,639	123,013
12/15/2020	Citibank N.A.	USD	87,960,987	EUR	74,457,006	889,499
01/15/2021	Goldman Sachs International	SEK	15,000,000	USD	1,760,964	10,256
01/15/2021	Goldman Sachs International	USD	743,029	SEK	6,396,012	3,474
12/15/2020	Morgan Stanley & Co.	USD	77,052,069	EUR	65,157,006	700,609
12/15/2020	Morgan Stanley & Co.	USD	18,680,058	GBP	14,100,639	121,530
12/15/2020	Morgan Stanley & Co.	USD	1,003,467	SEK	8,856,016	29,352
01/15/2021	Morgan Stanley & Co.	USD	1,626,425	SEK	14,022,026	10,140
12/15/2020	Royal Bank of Canada	USD	2,445,811	SEK	21,648,039	78,855
12/15/2020	State Street Bank & Trust Co.	USD	75,924,182	EUR	64,184,513	668,009
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2020	State Street Bank & Trust Co.	USD	309,771	SEK	2,706,006	$5,812
01/15/2021	State Street Bank & Trust Co.	SEK	4,428,008	USD	518,367	1,557
12/15/2020	UBS AG	USD	1,156,664	SEK	10,086,018	19,602
Subtotal—Appreciation						3,004,598
Currency Risk
01/15/2021	Bank of America, N.A.	SEK	274,798,729	USD	31,853,690	(219,122)
12/15/2020	Barclays Capital PLC	EUR	67,932,727	USD	80,208,510	(856,471)
01/15/2021	Barclays Capital PLC	GBP	14,146,226	USD	18,742,510	(129,207)
01/15/2021	Barclays Capital PLC	USD	840,243	SEK	7,134,013	(7,605)
12/15/2020	BNP Paribas S.A.	EUR	67,932,727	USD	80,222,083	(842,898)
12/15/2020	Canadian Imperial Bank of Commerce	GBP	13,984,848	USD	18,293,015	(354,178)
01/15/2021	Canadian Imperial Bank of Commerce	EUR	2,343,744	USD	2,778,509	(21,132)
01/15/2021	Canadian Imperial Bank of Commerce	GBP	14,158,801	USD	18,761,665	(126,829)
12/15/2020	Citibank N.A.	GBP	13,884,457	USD	18,161,174	(352,161)
12/15/2020	Citibank N.A.	SEK	2,706,004	USD	308,240	(7,343)
01/15/2021	Citibank N.A.	EUR	64,941,820	USD	76,839,876	(734,185)
01/15/2021	Citibank N.A.	SEK	7,134,014	USD	828,188	(4,450)
12/15/2020	JP Morgan Chase Bank, N.A.	SEK	287,344,753	USD	32,648,966	(862,139)
12/15/2020	Morgan Stanley & Co.	SEK	11,857,223	USD	1,339,204	(43,625)
01/15/2021	Morgan Stanley & Co.	EUR	66,571,886	USD	78,794,134	(727,066)
01/15/2021	Morgan Stanley & Co.	GBP	14,158,801	USD	18,763,317	(125,177)
12/15/2020	Royal Bank of Canada	EUR	67,933,072	USD	80,051,857	(1,013,536)
01/15/2021	Royal Bank of Canada	EUR	633,915	USD	750,010	(7,211)
12/15/2020	State Street Bank & Trust Co.	GBP	13,884,457	USD	18,160,454	(352,881)
01/15/2021	State Street Bank & Trust Co.	EUR	66,186,165	USD	78,359,723	(700,728)
12/15/2020	UBS AG	SEK	3,690,007	USD	423,192	(7,149)
01/15/2021	UBS AG	GBP	661,031	USD	876,310	(5,536)
01/15/2021	UBS AG	SEK	3,936,007	USD	454,680	(4,707)
Subtotal—Depreciation						(7,505,336)
Total Forward Foreign Currency Contracts						$(4,500,738)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
During the nine months ended November 30, 2020, there were transfers from Level 3 to Level 2 of $33,898,315, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $9,377,311, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$612,545,069	$178,033,525	$790,578,594
Common Stocks & Other Equity Interests	13,288,677	53,940,204	12,635,240	79,864,121
U.S. Dollar Denominated Bonds & Notes	—	75,580,919	1,686,199	77,267,118
Non-U.S. Dollar Denominated Bonds & Notes	—	73,031,183	—	73,031,183
Asset-Backed Securities	—	27,192,424	—	27,192,424
Preferred Stocks	—	2,726,154	6,489	2,732,643
Money Market Funds	13,166,002	—	—	13,166,002
Total Investments in Securities	26,454,679	845,015,953	192,361,453	1,063,832,085
Other Investments - Assets*
Investments Matured	—	1,145,137	444,952	1,590,089
Forward Foreign Currency Contracts	—	3,004,598	—	3,004,598
	—	4,149,735	444,952	4,594,687
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(7,505,336)	—	(7,505,336)
Total Other Investments	—	(3,355,601)	444,952	(2,910,649)
Total Investments	$26,454,679	$841,660,352	$192,806,405	$1,060,921,436

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2020:
	Value 02/29/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/20
Variable Rate Senior Loan Interests	$ 150,874,806	$114,819,445	$(57,317,071)	$ 79,818	$ (45,370)	$ (4,831,275)	$8,351,487	$(33,898,315)	$ 178,033,525
U.S. Dollar Denominated Bonds & Notes	2,064,995	–	(276,601)	–	–	(102,195)	–	–	1,686,199
Common Stocks & Other Equity Interests	8,623,435	8,453,442	(3,703,203)	–	(4,992,839)	3,319,249	935,156	–	12,635,240
Preferred Stocks	259,560	–	–	–	–	(253,071)	–	–	6,489
Investments Matured	325,397	11,849	(15,387)	(4,019)	41	36,403	90,668	–	444,952
Total	$ 162,148,193	$123,284,736	$(61,312,262)	$ 75,799	$ (5,038,168)	$ (1,830,889)	$9,377,311	$(33,898,315)	$ 192,806,405
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Dynamic Credit Opportunities Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 11/30/20	Valuation Technique	Unobservable Inputs	Range of Unobservable	Unobservable Input Used
Muth Mirror Systems, LLC, Term Loan	$18,023,329	Interpolated Required Return	Implied Yield	N/A	9.8%	(a)
Groundworks LLC, First Lien Incremental Term Loan	13,059,919	Loan Origination Value	Original Cost	N/A	98% of par	(b)
USF S&H TopCo, LLC, Term Loan B	10,677,541	Enterprise Value	Probability Weighted Enterprise Value	N/A	$207.1 million	(c)
(a)	The Fund fair values certain investments in direct loan financings using an interpolated debt structure model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of earnings before interest, taxes, depreciation, and amortization and risk tiering. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(b)	The Fund fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(c) The Fund fair values certain investments in direct loan financings at the loan origination price. The Advisor periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Dynamic Credit Opportunities Fund